Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Private Placement Notes Payable

The Company holds related party Private Placement Notes payable to employees, officers and an affiliated entity of $10,162,124 and $1,926 at December 31, 2021 and 2020, respectively. These demand notes are payable to the following:

	2021	2020
Chief Executive Officer (CEO)	$1,073	$1,051
iCap International Investments, LLC (joint venture controlled by the CEO)	10,159,918	-
Employees of affiliated entities	1,133	875
Total related party Private Placement Notes	$10,162,124	$1,926